Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Cash flows from operating activities
Net loss	$ (5,556,627)	$ (1,165,025)
Adjustments for non-cash income and expenses:
Depreciation	95,158	25,414
Amortization	2,854,953
Beneficial conversion feature of convertible bonds	1,005,645
Changes in operating assets and liabilities:
Decrease / (Increase) in accounts receivables	41,842	(88,652)
Increase in inventories	(476,477)	(48,378)
Decrease/ (Increase) in deposit, prepayments and advances to suppliers	407,895	(1,185,426)
Increase in operating lease right-of-use assets	(525,381)
Increase in accounts payable and accruals	104,936	95,475
Increase in deferred revenue	86,295	426,777
Decrease in stock refund payable		(1,950)
Increase in operating lease liabilities	472,872
Decrease in other payables	(1,098)	(54,753)
Decrease in amounts due to related party	(50,180)	(4,735)
Net cash used in operations	(1,540,167)	(2,001,253)
Cash flows from investing activity
Purchase of property and equipment	(561,315)	(94,045)
Net cash used in investing activity	(561,315)	(94,045)
Cash flows from financing activities
Proceeds from hire purchase		33,650
Payments of hire purchase	(5,308)
Proceeds from issuance of common stock	185,185
Proceeds from shares to be issued	75,000	861,883
Proceeds from capital contribution	199,845	2,392,500
Net cash generated from financing activities	454,722	3,288,033
Net (decrease)/increase in cash and cash equivalents	(1,646,760)	1,192,735
Effect of exchange rate changes	84,174	31,838
Cash and cash equivalents at start of year	1,714,890	490,317
Cash and cash equivalents at end of year	152,304	1,714,890
Supplemental disclosure of non-cash investing and financing information :
Common stock issued for technology-related intangible assets	83,147,767
Common stock issued for convertible bonds	1,007,999
Increase in additional paid in capital due to forgiveness of loan from related party and stock refund payable		$ 13,292